Shareholder Report, Average Annual Return (Details) 195394_Muzinich Low Duration Fund_Supra Institutional Class_TSR Annual {Supra Institutional Class}	12 Months Ended	60 Months Ended	114 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Supra Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Supra Institutional Class (without sales charge)
Average Annual Return, Percent	6.38%	3.80%	3.75%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	1.56%
ICE BofA U.S. Corporate & Government 1-3 Yrs [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. Corporate & Government 1-3 Yrs
Average Annual Return, Percent	5.34%	2.00%	2.05%